Related Party	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party
16.	RELATED PARTY

(a)	Related parties

Name of related parties	Relationship with the Group
Shenzhen Bozhi Consulting Co., Ltd.	Entity controlled by the Chairman and Chief Executive Officer of the Company *
Delite Limited	Shareholder of the Company

*	Man San Law

(b) The Group had the following related party balances as of December 31, 2012 and 2013:

	As of December 31, 2012	As of December 31, 2013	As of December 31, 2013
	RMB	RMB	US$
Amounts due from related parties:
Shenzhen Bozhi Consulting Co. Ltd.	187,266	—	—
Delite Limited	976	—	—

	188,242	—	—

Amount due to a related party:
Delite Limited	8,520	—	—

	8,520	—	—

All balances with related parties as of December 31, 2012 were unsecured, non-interest bearing and repayable on demand.

The balances with Delite Limited and Shenzhen Bozhi Consulting Co. Ltd. as of December 31, 2012 were settled prior to the completion of the IPO.